Notes Payable (Details) - Schedule of future annual maturities of notes payable	Sep. 30, 2021 USD ($)
Schedule of future annual maturities of notes payable [Abstract]
2022	$ 604,560
2023	528,924
2024	8,533
2025	3,899
Total notes payable on September 30, 2021	$ 1,145,916